CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 11,471	$ 592,359	$ 2,844,711
Department of Energy grant receivable			207,380
Department of Energy unbilled receivables	114,093	51,769
Prepaid expenses	18,334	39,258	50,790
Total current assets	143,898	683,386	3,102,881
Debt issuance costs		195,698	150,000
Property, plant and equipment, net of accumulated depreciation	1,174,217	1,059,068	167,995
Total assets	1,318,115	1,938,152	3,420,876
Current liabilities:
Accounts payable	618,913	387,913	335,547
Accrued liabilities	250,789	130,650	245,394
Note payable to a related party, net of discount	200,000	126,115
Total current liabilities	1,069,702	644,678	580,941
Long term stock warrant liability	91,226	764,615	2,274,393
Total liabilities	1,160,928	1,409,293	2,855,334
Noncontrolling interest - redeemable	862,500	750,000
Stockholders' (deficit) equity:
Preferred stock, no par value, 1,000,000 shares authorized; none issued and outstanding
Common stock	30,399	28,555	28,296
Additional paid-in capital	14,275,732	14,169,756	14,033,792
Treasury stock at cost	(101,581)	(101,581)	(101,581)
Deficit accumulated during the development stage	(14,909,863)	(14,317,871)	(13,394,965)
Total stockholders' (deficit) equity	(705,313)	(221,141)	565,542
Total liabilities and stockholders' (deficit) equity	$ 1,318,115	$ 1,938,152	$ 3,420,876